Share-based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 19,000,000			$ 19,000,000
Share-based compensation expense	818,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, weighted-average recognition period				5 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, weighted-average recognition period				4 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested		$ 2,595,000	$ 3,117,000	$ 785,000
Unrecognized compensation cost		30,047,000	$ 30,047,000
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, weighted-average recognition period			5 years
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, weighted-average recognition period			4 years
Market Condition Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, weighted-average recognition period			2 years 7 months 6 days	2 years 11 months 15 days
Unrecognized compensation cost	927,000	2,649,000	$ 2,649,000	$ 927,000
Share-based compensation expense	$ 33,000	1,155,000	$ 1,403,000	$ 33,000
Share-based compensation fair value per share			$ 10.76
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 1,194,000	$ 1,194,000